Organization and Principal Activities - Schedule of Direct or Indirect Interests in the Following Subsidiary (Details)	12 Months Ended
Sep. 30, 2024 HKD ($)
Techlution Service Limited (“TSL”) [Member]
Schedule of Direct or Indirect Interests in the Following Subsidiary [Line Items]
Place and date of incorporation	Nov. 28, 2017
Issued ordinary share capital	$ 10,000
Ownership	100.00%
Principal activities	providing IT development and consulting service to customers
Neural Sense Limited (“NSL”) [Member]
Schedule of Direct or Indirect Interests in the Following Subsidiary [Line Items]
Place and date of incorporation	Oct. 16, 2019
Issued ordinary share capital	$ 10,000
Ownership	100.00%
Principal activities	providing IT development and consulting service to customers
Alpha Technology Group (HK) Limited (“Alpha HK”) [Member]
Schedule of Direct or Indirect Interests in the Following Subsidiary [Line Items]
Place and date of incorporation	Sep. 14, 2022
Issued ordinary share capital	$ 10,000
Ownership	100.00%
Principal activities	has not commenced its operations